Form N-1A Cover	May 18, 2026
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A